Commitments and Contingencies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Commitment And Contingencies [Line Items]
Rent expense	$ 4,500,000	$ 2,000,000	$ 1,700,000
Contingent Liability Related to Letters of Credit	258,100,000
Insurance Recoveries	$ 0	$ 0	$ 23,671,000
Minimum
Commitment And Contingencies [Line Items]
Loss of hire insurance effective days after an accident or major equipment failure	45 days
Maximum
Commitment And Contingencies [Line Items]
Loss of hire insurance effective days after an accident or major equipment failure	180 days